UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   March 31, 2004
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     04/20/04
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       66
                                        ----------------------

Form 13F Information Table Value Total:       128,784
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     2,822    68,655                      Sole           68,655
ADM                            common   039483102       480    28,431                      Sole           28,431
Air Products & Chemicals       common   009158106     2,963    59,125                      Sole           59,125
Alcoa                          common   013817101       990    28,525                      Sole           28,525
Alltel                         common   020039103     1,954    39,168                      Sole           39,168
Altria Group                   common   02209S103       460     8,454                      Sole            8,454
Amgen                          common   031162100     1,429    24,539                      Sole           24,539
Anthem                         common   03674B104     2,006    22,137                      Sole           22,137
Bank of America                common   060505104     5,758    71,106                      Sole           71,106
Barnes & Noble                 common   067774109     1,059    32,475                      Sole           32,475
BB&T                           common   054937107     2,730    77,351                      Sole           77,351
BankNorth                      common   06646R107       387    11,375                      Sole           11,375
Bell South                     common   079860102       544    19,660                      Sole           19,660
Biomet                         common   090613100       906    23,600                      Sole           23,600
Boeing                         common   097023105     1,007    24,517                      Sole           24,517
BP Amoco                       common   055622104     2,239    43,727                      Sole           43,727
Bristol Myers Squibb           common   110122108       252    10,400                      Sole           10,400
Chevron Texaco                 common   166764100     1,009    11,492                      Sole           11,492
Cisco Systems                  common   17275R102     1,738    73,845                      Sole           73,845
Citigroup Inc                  common   172967101     2,460    47,578                      Sole           47,578
Clorox                         common   189054109     1,200    24,525                      Sole           24,525
Coca-Cola                      common   191216100     1,168    23,219                      Sole           23,219
Conoco Phillips                common   20825C104     1,198    17,154                      Sole           17,154
Consolidated Edison            common   209115104       221     5,000                      Sole            5,000
Dell Computer                  common   247025109     2,580    76,940                      Sole           76,940
Dow Chemical Co                common   260543103       272     6,750                      Sole            6,750
DuPont                         common   263534109     1,320    31,266                      Sole           31,266
Exxon- Mobil                   common   30231G102     9,868   237,263                      Sole          237,263
Fedex                          common   31428X106     1,923    25,586                      Sole           25,586
General Electric               common   369604103     8,697   284,970                      Sole          284,970
Gannett                        common   364730101     2,201    24,975                      Sole           24,975
General Mills                  common   370334104       379     8,125                      Sole            8,125
Gillette                       common   375766102       228     5,820                      Sole            5,820
Hewlet Packard                 common   428236103     1,965    86,050                      Sole           86,050
Home Depot                     common   437076102     1,343    35,943                      Sole           35,943
Honeywell                      common   438516106       240     7,100                      Sole            7,100
Intel                          common   458140100     1,807    66,402                      Sole           66,402
IBM                            common   459200101       473     5,146                      Sole            5,146
Jacobs Engineering             common   469814107     2,375    53,250                      Sole           53,250
Jefferson Pilot                common   475070108     5,865   106,619                      Sole          106,619
Johnson & Johnson              common   478160104     4,605    90,791                      Sole           90,791
Kimberly Clark                 common   494368103       778    12,325                      Sole           12,325
Lowes			       common	548661107     2,280    40,625                      Sole           40,625
MBNA                           common   55262L100     1,328    48,049                      Sole           48,049
3M                             common   604059105     3,850    47,029                      Sole           47,029
Mariott International          common   571903202       219     5,150                      Sole            5,150
Merck                          common   589331107       793    17,942                      Sole           17,942
National Fuel Gas              common   636180101       716    29,100                      Sole           29,100
Nextel Communications          common   65332V103       653    26,225                      Sole           26,225
Norfolk Southern               common   655844108     1,595    72,190                      Sole           72,190
Pepsi                          common   713448108     4,188    77,765                      Sole           77,765
Pfizer                         common   717081103     2,916    83,205                      Sole           83,205
Plum Creek Timber              common   729251108     1,060    32,650                      Sole           32,650
Procter & Gamble               common   742718109     6,353    60,576                      Sole           60,576
Progress Energy                common   743263105       845    17,950                      Sole           17,950
S & P 500 Technology Index     common   81369Y803       280    13,875                      Sole           13,875
S&P Financial Svc Index        common   81369Y605       245     8,350                      Sole            8,350
SBC Communications             common   78387G103     1,189    48,439                      Sole           48,439
Southern Capital 8.25% Pfd     Pfd      842542201       137    13,150                      Sole           13,150
SunTrust Bank                  common   867914103     1,979    28,388                      Sole           28,388
United Techologies             common   913017109     1,774    20,556                      Sole           20,556
Verizon                        common   92343V104     3,005    82,244                      Sole           82,244
Wachovia                       common   929771103     6,565   139,675                      Sole          139,675
Walgreen                       common   931422109     1,812    54,980                      Sole           54,980
Wells Fargo 6.95% Pfd          Pfd      94978B205       630    23,200                      Sole           23,200
Wyeth                          common   983024100       474    12,627                      Sole           12,627


                                                    128,784